Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.9%
iShares MSCI EAFE Small-Cap ETF(a)	1,508,281	$91,763,816

Total Investment Companies
(Cost: $91,950,341)		91,763,816

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(a)(b)	40,000	40,000

Total Short-Term Securities — 0.0%
(Cost: $40,000)		40,000

Total Investments in Securities — 99.9%
(Cost: $91,990,341)		91,803,816

Other Assets Less Liabilities — 0.1%		59,176

Net Assets — 100.0%		$91,862,992

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$8,343	(b)	$—		$(8,343)	$—	$—	—	$17,177	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	70,000	—		(30,000	)(b)	—	—	40,000	40,000	5,810		—
iShares MSCI EAFE Small-Cap ETF	107,912,900	39,461,497		(60,186,778)		(7,362,835)	11,939,032	91,763,816	1,508,281	—		—
						$(7,371,178)	$11,939,032	$91,803,816		$22,987		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	12,983,000	USD	8,579,816	Deutsche Bank Securities Inc.	05/02/23	$11,035
CHF	186,000	USD	204,217	Morgan Stanley & Co. International PLC	05/02/23	3,871
DKK	789,000	USD	115,280	UBS AG	05/02/23	1,359
EUR	1,326,000	USD	1,442,920	Bank of America N.A.	05/02/23	18,200
GBP	773,000	USD	956,361	Bank of America N.A.	05/02/23	15,107
HKD	13,361,000	USD	1,702,005	Bank of America N.A.	05/02/23	109
ILS	6,448,000	USD	1,773,158	Citibank N.A.	05/02/23	3,469
NOK	21,586,000	USD	2,019,063	State Street Bank and Trust Co.	05/02/23	6,451

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	1,512,000	USD	933,887	State Street Bank and Trust Co.	05/02/23	$1,134
SEK	55,278,000	USD	5,388,822	State Street Bank and Trust Co.	05/02/23	1,498
SEK	2,561,000	USD	247,382	UBS AG	05/02/23	2,349
USD	192,134	AUD	286,000	Bank of America N.A.	05/02/23	2,888
USD	8,341,440	AUD	12,442,000	BNP Paribas SA	05/02/23	108,570
USD	274,435	AUD	410,000	JPMorgan Chase Bank N.A.	05/02/23	3,138
USD	81,232	AUD	121,000	State Street Bank and Trust Co.	05/02/23	1,166
USD	40,412	CHF	36,000	Bank of America N.A.	05/02/23	137
USD	13,442	CHF	12,000	Barclays Bank PLC	05/02/23	17
USD	13,459	CHF	12,000	Citibank N.A.	05/02/23	34
USD	13,521	CHF	12,000	State Street Bank and Trust Co.	05/02/23	96
USD	12,014	DKK	81,000	Bank of America N.A.	05/02/23	40
USD	58,557	EUR	53,000	JPMorgan Chase Bank N.A.	05/02/23	156
USD	57,492	EUR	52,000	State Street Bank and Trust Co.	05/02/23	193
USD	31,742	HKD	249,000	Bank of America N.A.	05/02/23	21
USD	5,230	HKD	41,000	BNP Paribas SA	05/02/23	7
USD	1,721,065	HKD	13,490,000	JPMorgan Chase Bank N.A.	05/02/23	2,517
USD	5,230	HKD	41,000	Morgan Stanley & Co. International PLC	05/02/23	7
USD	43,743	HKD	343,000	State Street Bank and Trust Co.	05/02/23	47
USD	5,581	ILS	20,000	Barclays Bank PLC	05/02/23	70
USD	1,778,241	ILS	6,399,000	Citibank N.A.	05/02/23	15,115
USD	17,788	ILS	64,000	State Street Bank and Trust Co.	05/02/23	154
USD	259,125	JPY	34,422,000	Bank of America N.A.	05/02/23	6,477
USD	86,183	JPY	11,534,000	BNP Paribas SA	05/02/23	1,527
USD	855,399	JPY	114,156,000	JPMorgan Chase Bank N.A.	05/02/23	17,526
USD	27,141,323	JPY	3,597,764,000	State Street Bank and Trust Co.	05/02/23	734,747
USD	6,401	NOK	67,000	Barclays Bank PLC	05/02/23	114
USD	56,153	NOK	588,000	Citibank N.A.	05/02/23	978
USD	2,031,938	NOK	21,253,000	Morgan Stanley & Co. International PLC	05/02/23	37,671
USD	70,211	NOK	733,000	State Street Bank and Trust Co.	05/02/23	1,431
USD	1,100,455	NZD	1,759,000	Bank of America N.A.	05/02/23	12,689
USD	3,105	NZD	5,000	BNP Paribas SA	05/02/23	13
USD	8,659	NZD	14,000	Citibank N.A.	05/02/23	1
USD	5,586	NZD	9,000	JPMorgan Chase Bank N.A.	05/02/23	20
USD	20,619	NZD	33,000	State Street Bank and Trust Co.	05/02/23	212
USD	16,787	SEK	172,000	State Street Bank and Trust Co.	05/02/23	14
USD	1,756,171	SGD	2,333,000	State Street Bank and Trust Co.	05/02/23	7,755
HKD	242,000	USD	30,876	State Street Bank and Trust Co.	06/07/23	—
ILS	98,000	USD	26,979	Citibank N.A.	06/07/23	54
NOK	574,000	USD	53,782	Bank of America N.A.	06/07/23	172
NZD	32,000	USD	19,764	Bank of America N.A.	06/07/23	23
SEK	391,000	USD	38,187	Bank of America N.A.	06/07/23	9
USD	4,438,262	CHF	3,934,000	Citibank N.A.	06/07/23	19,466
USD	87,678	CHF	78,000	JPMorgan Chase Bank N.A.	06/07/23	66
USD	102,875	DKK	694,000	Barclays Bank PLC	06/07/23	34
USD	1,949,087	DKK	13,127,000	State Street Bank and Trust Co.	06/07/23	3,850
USD	436,295	EUR	395,000	JPMorgan Chase Bank N.A.	06/07/23	170
USD	19,013,566	EUR	17,187,000	State Street Bank and Trust Co.	06/07/23	37,151
USD	469,173	GBP	373,000	Bank of America N.A.	06/07/23	50
USD	311,968	GBP	248,000	JPMorgan Chase Bank N.A.	06/07/23	58
USD	13,557,215	GBP	10,778,000	State Street Bank and Trust Co.	06/07/23	1,701
USD	1,704,785	HKD	13,361,000	Bank of America N.A.	06/07/23	56
USD	27,247,303	JPY	3,690,184,000	Bank of America N.A.	06/07/23	15,355

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	846,523	JPY	114,683,000	Citibank N.A.	06/07/23	$213
USD	65,235	NOK	694,000	Morgan Stanley & Co. International PLC	06/07/23	1
USD	15,460	NZD	25,000	Bank of America N.A.	06/07/23	1
USD	154,174	SEK	1,578,000	Citibank N.A.	06/07/23	24
USD	3,752	SGD	5,000	Bank of America N.A.	06/07/23	1
USD	28,517	SGD	38,000	JPMorgan Chase Bank N.A.	06/07/23	3
USD	1,721,610	SGD	2,294,000	State Street Bank and Trust Co.	06/07/23	292
						1,098,880
AUD	276,000	USD	185,039	BNP Paribas SA	05/02/23	(2,410)
CHF	3,934,000	USD	4,419,976	Citibank N.A.	05/02/23	(18,791)
DKK	13,127,000	USD	1,944,366	State Street Bank and Trust Co.	05/02/23	(3,794)
EUR	17,187,000	USD	18,974,448	State Street Bank and Trust Co.	05/02/23	(36,085)
GBP	10,778,000	USD	13,546,599	State Street Bank and Trust Co.	05/02/23	(1,344)
HKD	803,000	USD	102,443	Deutsche Bank Securities Inc.	05/02/23	(145)
ILS	289,000	USD	80,316	Citibank N.A.	05/02/23	(688)
JPY	3,690,184,000	USD	27,100,826	Bank of America N.A.	05/02/23	(15,913)
JPY	15,265,000	USD	115,362	BNP Paribas SA	05/02/23	(3,321)
JPY	52,427,000	USD	395,502	Citibank N.A.	05/02/23	(10,703)
NOK	1,121,000	USD	107,180	Morgan Stanley & Co. International PLC	05/02/23	(1,991)
NZD	323,000	USD	202,101	Citibank N.A.	05/02/23	(2,358)
SGD	46,000	USD	34,631	Citibank N.A.	05/02/23	(157)
SGD	2,294,000	USD	1,719,447	State Street Bank and Trust Co.	05/02/23	(258)
USD	26,693	CHF	24,000	Bank of America N.A.	05/02/23	(158)
USD	13,292	CHF	12,000	Barclays Bank PLC	05/02/23	(133)
USD	4,259,197	CHF	3,879,000	BNP Paribas SA	05/02/23	(80,458)
USD	40,111	CHF	36,000	Citibank N.A.	05/02/23	(164)
USD	26,694	CHF	24,000	JPMorgan Chase Bank N.A.	05/02/23	(156)
USD	80,061	CHF	73,000	Morgan Stanley & Co. International PLC	05/02/23	(1,609)
USD	98,495	DKK	671,000	Bank of America N.A.	05/02/23	(699)
USD	5,743	DKK	39,000	Deutsche Bank Securities Inc.	05/02/23	(23)
USD	6,037	DKK	41,000	JPMorgan Chase Bank N.A.	05/02/23	(24)
USD	1,911,734	DKK	13,084,000	State Street Bank and Trust Co.	05/02/23	(22,482)
USD	405,451	EUR	370,000	Bank of America N.A.	05/02/23	(2,252)
USD	58,166	EUR	53,000	BNP Paribas SA	05/02/23	(234)
USD	57,914	EUR	53,000	Citibank N.A.	05/02/23	(487)
USD	601,092	EUR	551,000	JPMorgan Chase Bank N.A.	05/02/23	(6,055)
USD	18,913,840	EUR	17,381,000	State Street Bank and Trust Co.	05/02/23	(238,292)
USD	245,656	GBP	197,000	Bank of America N.A.	05/02/23	(1,924)
USD	13,378,735	GBP	10,814,000	Bank of New York	05/02/23	(211,763)
USD	42,297	GBP	34,000	Barclays Bank PLC	05/02/23	(433)
USD	292,802	GBP	237,000	BNP Paribas SA	05/02/23	(5,047)
USD	246,976	GBP	199,000	JPMorgan Chase Bank N.A.	05/02/23	(3,117)
USD	87,128	GBP	70,000	State Street Bank and Trust Co.	05/02/23	(845)
USD	5,199	ILS	19,000	Bank of America N.A.	05/02/23	(36)
USD	10,704	ILS	39,000	JPMorgan Chase Bank N.A.	05/02/23	(42)
USD	53,592	ILS	196,000	State Street Bank and Trust Co.	05/02/23	(412)
USD	6,176	NOK	66,000	State Street Bank and Trust Co.	05/02/23	(17)
USD	3,082	NZD	5,000	Bank of America N.A.	05/02/23	(10)
USD	3,069	NZD	5,000	Deutsche Bank Securities Inc.	05/02/23	(23)
USD	3,085	NZD	5,000	JPMorgan Chase Bank N.A.	05/02/23	(7)
USD	16,242	SEK	169,000	Bank of America N.A.	05/02/23	(237)
USD	133,216	SEK	1,378,000	Citibank N.A.	05/02/23	(1,157)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	33,497	SEK	346,000	JPMorgan Chase Bank N.A.	05/02/23	$(242)
USD	5,387,681	SEK	55,774,000	State Street Bank and Trust Co.	05/02/23	(51,005)
USD	5,230	SGD	7,000	State Street Bank and Trust Co.	05/02/23	(16)
CHF	51,000	USD	57,529	Bank of America N.A.	06/07/23	(244)
DKK	105,000	USD	15,590	Bank of America N.A.	06/07/23	(30)
EUR	160,000	USD	176,991	Bank of America N.A.	06/07/23	(333)
USD	8,592,928	AUD	12,983,000	Deutsche Bank Securities Inc.	06/07/23	(11,101)
USD	140,415	AUD	212,000	Morgan Stanley & Co. International PLC	06/07/23	(81)
USD	17,208	AUD	26,000	State Street Bank and Trust Co.	06/07/23	(22)
USD	33,683	HKD	264,000	JPMorgan Chase Bank N.A.	06/07/23	(1)
USD	1,774,964	ILS	6,448,000	Citibank N.A.	06/07/23	(3,676)
USD	45,446	ILS	165,000	State Street Bank and Trust Co.	06/07/23	(68)
USD	2,022,676	NOK	21,586,000	State Street Bank and Trust Co.	06/07/23	(6,349)
USD	933,769	NZD	1,512,000	State Street Bank and Trust Co.	06/07/23	(1,152)
USD	5,398,806	SEK	55,278,000	State Street Bank and Trust Co.	06/07/23	(1,146)
						(751,720)
						$347,160

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$91,763,816	$—	$—	$91,763,816
Short-Term Securities
Money Market Funds	40,000	—	—	40,000
	$91,803,816	$—	$—	$91,803,816
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,098,880	$—	$1,098,880

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE Small-Cap ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(751,720)	$—	$(751,720)
	$—	$347,160	$—	347,160

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviations

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar